UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DG Capital Management
Address: 260 Franklin Street, Suite 1600
         Boston, MA  02110

13F File Number:  28-06035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly Voss
Title:     Chief Administrative Officer
Phone:     617-896-1500

Signature, Place, and Date of Signing:

      /s/  Kimberly Voss     Boston, MA     April 24, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,742,382 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    64606  2399920 SH       SOLE                  2375962        0        0
ALCOA INC                      COM              013817101    57803  1602980 SH       SOLE                  1588780        0        0
AMERICAN ECOLOGY CORP          COM NEW          025533407    12847   507186 SH       SOLE                   502433        0        0
AMERICAN INTL GROUP INC        COM              026874107    21365   493980 SH       SOLE                   489680        0        0
APACHE CORP                    COM              037411105    85344   706370 SH       SOLE                   700200        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    89007  2162470 SH       SOLE                  2143570        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    21862   332000 SH       SOLE                   323700        0        0
BUNGE LIMITED                  COM              G16962105    41834   481509 SH       SOLE                   477359        0        0
CANADIAN NAT RES LTD           COM              136385101    59440   870790 SH       SOLE                   862890        0        0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    87942  2538730 SH       SOLE                  2516630        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139     1121    19800 SH       SOLE                    12000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    94114   978110 SH       SOLE                   969570        0        0
HONEYWELL INTL INC             COM              438516106    26591   471300 SH       SOLE                   471300        0        0
KBR INC                        COM              48242W106    61036  2201080 SH       SOLE                  2181880        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107     5808   182521 SH       SOLE                   180721        0        0
MCDERMOTT INTL INC             COM              580037109    66508  1213200 SH       SOLE                  1213200        0        0
MONSANTO CO NEW                COM              61166W101    40871   366560 SH       SOLE                   363370        0        0
MOSAIC CO                      COM              61945A107    35003   341160 SH       SOLE                   341160        0        0
NEWMONT MINING CORP            COM              651639106    83275  1838300 SH       SOLE                  1822300        0        0
NOBLE CORPORATION              SHS              G65422100    42805   861778 SH       SOLE                   854278        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105    47800   653280 SH       SOLE                   653280        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    26130   255900 SH       SOLE                   252800        0        0
POTASH CORP SASK INC           COM              73755L107    91937   592340 SH       SOLE                   586840        0        0
RAYTHEON CO                    COM NEW          755111507    32031   495760 SH       SOLE                   495760        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100    70108   170232 SH       SOLE                   168712        0        0
SADIA S A                      SPON ADR PFD     786326108     7026   394937 SH       SOLE                   394937        0        0
SASOL LTD                      SPONSORED ADR    803866300    43782   904770 SH       SOLE                   887770        0        0
SCHLUMBERGER LTD               COM              806857108    27917   320880 SH       SOLE                   317880        0        0
SILVER STD RES INC             COM              82823L106    19051   628109 SH       SOLE                   622109        0        0
SILVER WHEATON CORP            COM              828336107    14680   945250 SH       SOLE                   935550        0        0
STAR BULK CARRIERS CORP        COM              Y8162K105    20392  1790300 SH       SOLE                  1768400        0        0
SUNCOR ENERGY INC              COM              867229106    36723   381140 SH       SOLE                   373530        0        0
TRANSOCEAN INC NEW             SHS              G90073100    86640   640831 SH       SOLE                   635235        0        0
ULTRA PETROLEUM CORP           COM              903914109    26256   338793 SH       SOLE                   335853        0        0
UNITED STATES STL CORP NEW     COM              912909108    51290   404270 SH       SOLE                   400170        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     3297    45500 SH       SOLE                    45500        0        0
WILLIAMS COS INC DEL           COM              969457100    52807  1601190 SH       SOLE                  1587090        0        0
XTO ENERGY INC                 COM              98385X106    85333  1379461 SH       SOLE                  1367391        0        0
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